Business Combinations - Additional Information (Details) - DataSense LLC - USD ($) $ in Thousands		9 Months Ended
	May 01, 2024	Sep. 30, 2024
Business Acquisition [Line Items]
Aggregate consideration paid in cash	$ 7,700
Payments to acquire businesses, cash deposited into escrow	500
Seller transaction costs paid by the company	298
Business combination, equity interest in acquiree, gain on remeasurement		$ 2,400
Remeasurement of previously held equity interest, fair value	3,200
Business combination, equity method investment	$ 800
OneStream Software LLC
Business Acquisition [Line Items]
Business combination, shares purchased	1,023,720
Business combination, shares purchased subject to performance based vesting condition and service based conditions	1,009,302
Seller transaction costs paid by the company	$ 300
Business combination, shares purchased, performance based vesting condition period	4 years